                                                   Filed Pursuant to Rule 485(b)
                                                        Registration No. 2-71299
                                                                        811-3153


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
                                    ---------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X
                                                                       -----
         Pre-Effective Amendment No.
                                     ------                            -----
         Post-Effective Amendment No.   54                               X
                                      ------                           -----

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       -----
         Amendment No.   54                                              X
                       ------                                          -----

                        FRANK RUSSELL INVESTMENT COMPANY
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     909 A Street, Tacoma, Washington    98402
                  ------------------------------------  --------
               (Address of Principal Executive Office) (ZIP Code)

        Registrant's Telephone Number, including area code: 253/627-7001


    Gregory J. Lyons, Associate General Counsel                             Robert Fulton, Esq.
         Frank Russell Investment Company                             Stradley, Ronon, Stevens & Young
                   909 A Street                                           2600 One Commerce Street
             Tacoma, Washington 98402                                   Philadelphia, PA 19103-8120
                   253-596-2406                                            215-564-8042

--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

     It is proposed that this filing will become effective (check appropriate box)

     (   ) immediately upon filing pursuant to paragraph (b)
     ( X ) on December 22, 2001 pursuant to paragraph (b)
     (   ) 60 days after filing pursuant to paragraph (a)(1)
     (   ) on (date) pursuant to paragraph (a)(1)
     (   ) 75 days after filing pursuant to paragraph (a)(2)
     (   ) on (date) pursuant to paragraph (a)(2) of rule 485.
     If appropriate, check the following box:
     ( X ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Frank Russell Investment Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. Registrant has duly caused this Post Effective Amendment No. 54 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Tacoma, and State of Washington, on this 6th day of December, 2001.

                                     FRANK RUSSELL INVESTMENT COMPANY
                                     --------------------------------

                                               Registrant

                                     By: /s/ Lynn L. Anderson
                                         ---------------------------------------
                                         Lynn L. Anderson, Trustee and President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on December 6, 2001.



Signatures                                           Title
----------                                           -----

/s/ Lynn L. Anderson                                 Trustee and President, in his capacity
--------------------------------------------         as Chief Executive Officer
Lynn L. Anderson


/s/ Mark E. Swanson                                  Treasurer, in his capacity
--------------------------------------------         as Chief Accounting Officer
Mark E. Swanson


/s/ Paul E. Anderson                                 Trustee
--------------------------------------------
Paul E. Anderson


/s/ Paul Anton, PhD                                  Trustee
--------------------------------------------
Paul Anton, PhD


/s/ William E. Baxter                                Trustee
--------------------------------------------
William E. Baxter


/s/ Kristianne Blake                                 Trustee
--------------------------------------------
Kristianne Blake


/s/ Lee C. Gingrich                                  Trustee
--------------------------------------------
Lee C. Gingrich


/s/ Eleanor W. Palmer                                Trustee
--------------------------------------------
Eleanor W. Palmer


/s/ Raymond P. Tennison, Jr.                         Trustee
--------------------------------------------
Raymond P. Tennison, Jr.

                            PART A, PART B AND PART C


Registrant hereby incorporates in its entirety each of Part A, Part B and Part C of Post-Effective Amendment No. 53 to Registration No. 2-71299 into, and hereby designates each such Part as constituting in its entirety Part A, Part B and Part C, respectively, of Post-Effective Amendment No. 54 to Registration No. 2-71299.

December 6, 2001



VIA ELECTRONIC DELIVERY
-----------------------

Securities and Exchange Commission
450 - 5th Street N.W.
Judiciary Plaza
Washington, D.C.  20549

RE:   Frank Russell Investment Company
      Post Effective Amendment No. 54 Under the 1933 Act
      485(b) Counsel Representation
      File No. 2-71299
               811-3153

Ladies and Gentlemen:

I serve as Legal Counsel to Frank Russell Investment Company (the"Investment Company"). I also serve as an officer of the Investment Company. I serve in similar capacities with the Investment Company's advisor and administrator, Frank Russell Investment Management Company, and other affiliated companies.

As Legal Counsel, I have reviewed the Investment Company's Post-Effective Amendment No.54 to the Investment Company's Registration Statement to be filed with the Securities and Exchange Commission under the Securities Act of 1933. The Post-Effective Amendment No. 54 will be filed pursuant to Paragraph (b) of Rule 485, and become effective on December 22, 2001 pursuant to said Rule. I have also reviewed such other documents and records deemed appropriate.

On the basis of this review, I am of the opinion that Post-Effective Amendment No. 54 does not contain disclosures which would render it ineligible to become effective pursuant to Paragraph (b) of Rule 485.

Sincerely,

/s/ Mary Beth Rhoden

Mary Beth Rhoden
Assistant Secretary and
Staff Counsel